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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21308

                           The China-U.S. Growth Fund
               (Exact name of registrant as specified in charter)


                    111 Fifth Avenue New York, New York 10003
           (Address of principal executive offices)    (Zip code)


                                 Mr. Hal Liebes

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.  REPORT(S) TO STOCKHOLDERS.


--------------------------------------------------------------------------------

[GRAPHIC]

--------------------------------------------------------------------------------

                                 THE CHINA-U.S.
                                  GROWTH FUND

--------------------------------------------------------------------------------

         [GRAPHIC]

               SEMI-ANNUAL
                    REPORT                                  [LOGO]
            April 30, 2007                                  ALGER
               (Unaudited)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DEAR SHAREHOLDERS,                                                  JUNE 8, 2007
--------------------------------------------------------------------------------

      In our October 31, 2006 report, we likened the new global economy to a "Brave New World." While we are usually loath to recycle a metaphor so quickly, in this case, it seems fitting to continue to use it. Nothing that has happened over the past six months alters our view that we are entering uncharted waters for both the global economy and for the thousands of companies that are being reshaped by it.

      As with any sweeping change, there are those who embrace it and try to anticipate the risks and rewards; there are those who deny that there is any change; and finally those who simply wait to see what everyone else thinks. At Alger, we fall into the first camp, and in fact believe that we are still in the early stages of a radical shift in how the global economy functions, one that has already produced new winners and losers, not just in terms of nations but of companies that are seizing the opportunities and those that are unable to. While the story of China and India is familiar, it is hardly limited to them and now includes such disparate regions as Vietnam, Eastern Europe and Australia, to name three, all of which are adding additional complexity and additional fuel to the expanding global economy.

      Here then is our six-month postcard from this Brave New World. The themes include the greening of corporate America and the lessons gleaned from the swift fall and startling sharp recovery of the equity markets on February 27. They include the coming of age of private equity as a force that can move and shape the markets, and the importance of free cash flow as a metric for measuring the strength of corporate balance sheets. And of course, one other theme stands out above all -- the surprising (at least to most on Wall Street) strength of corporate earnings at the end of the first quarter.

THE CONVERGENCE OF BUSINESS AND GREEN

      The beginning of 2007 saw one of the warmest Januaries on record, but instead of snow, we were treated to a flurry of articles, announcements, conferences, and high level public speeches that demanded action on the part of countries, individuals and companies to address the issue of global warming. Appearing simultaneously but independently, FORTUNE, THE ECONOMIST and BUSINESS WEEK all ran lengthy cover stories describing the shift in corporate America to embrace socially responsible business practices as a better -- and potentially more profitable -- way of doing business. These articles were the most noticeable in a few weeks' span, but they were hardly a comprehensive list of the hundreds published about the greening of corporate America, not to mention Europe, Asia, and the world. By late January, whether or not "greening" was a mere zeitgeist was debatable. But on February 2, the Intergovernmental Panel on Climate Change issued their Fourth Assessment Report indicating that global warming was "unequivocal" -- a real and growing danger.

      In response, many dynamic, innovative companies are stepping up and looking for ways to solve the intractable issues of energy and the environment. Case in point is private equity firms Kohlberg Kravis Roberts and Texas Pacific Group, which announced plans to acquire one of the largest public utility companies in the United States, TXU. What made the TXU deal distinctive were the conditions attached to its approval. Under the proposed terms, KKR and Texas Pacific agreed to several substantial concessions to environmental groups including scaling back plans to build new coal-fired power plants while aggressively working on so-called "clean coal" technologies (i.e. coal gasification) that lower and potentially eliminate emissions. They also agreed to increase R&D spending on alternate energy by as much as half a billion dollars. Goldman Sachs, who brokered the deal, pressured both sides to agree to the pro-environment change in the initial plans. The result was a deal hailed by Wall Street and the green lobby in equal measure.

      The convergence of vast amounts of private equity cash and environmentalism was a sign of the cultural, global shift taking place. Clearly, a number of the major investment banks already saw the long-term value in their companies "going green," and the rest of the financial world was swiftly joining them.

THE RETURN OF VOLATILITY

      On February 27th global stock markets saw their most dramatic sell-off in years. Wall Street pundits were, as usual, divided. Some said it was a long-awaited correction and a sign of a weakening economy, while others said it was simply the return of volatility to what has been a fairly stable market.

      That said, nothing actually happened to trigger the declines. No sudden change in the economic forecasts. No critically bad economic or corporate news. However, there were rumors in Shanghai and Beijing that a government squeeze on credit and stock-speculation was imminent, and that alone was enough to send investors fleeing. But even after the sell-off, the Shenzhen market -- Shanghai's smaller sibling -- was still up more than 30% year-to-date, and well over 100% for the past 12 months. Hardly comforting if you bought on Monday before the sell-off, but not bad for those who had been in those markets for more than a couple of months.

      What happened? In our view this was a market phenomenon, a brief reminder of volatility after months of stability, and a bout of profit-taking and stepping aside that had been long overdue. Within days, fears of a "global bear market" dissipated as continued liquidity and private equity activity bolstered markets both in the United States and around the world.

PRIVATE EQUITY AND FREE CASH FLOW

      For the first half of the fiscal year, private equity activity was truly impressive, with the purchase of troubled companies such as Chrysler that in earlier years would have made unlikely buyout targets. While no major company today -- public or private -- seems beyond private equity interests, there is one theme that unites both private equity and mutual fund investors: free cash flow.

      At Alger, as bottom-up, fundamental investors, one of the key metrics we use is the ability of companies to generate free cash flow. Why? Because free cash flow can fund further growth at a company, pay dividends, and allow for the buy-back of stock in order to return value to shareholders -- all of which, properly done, can contribute to earnings growth and shareholder value. It is a sign of both a strong business model and disciplined financial management to be able to grow (at impressive rates) and not require constant infusions of new capital. We think that private equity firms buying public companies of all sizes and across many industries is not irrational. It is seizing an opportunity to acquire solid franchises that are generating strong cash flows at extraordinary valuations for a long-term investor. And the amount of PE activity is another confirmation that globalization, broadly speaking, benefits U.S. corporate profits.

THE EARNINGS SURPRISE

      At the beginning of 2007, the overwhelming consensus was that after several years of strong, double-digit earnings growth, the first quarter would show the companies of the Standard & Poor's 500(i) slowing to an anemic 3-4% growth rate. That assumption was based on several factors including the woes of the U.S. housing market, the slowing of the U.S. industrial economy, and the basic assumption that corporate earnings would have to "revert to the mean" of their multi-decade average (about 7%) and hence dip significantly. All of these assumptions proved to be wrong.

      When all was said and done at the end of reporting seasons for the first quarter of 2007, the S&P companies registered earnings growth of about 9%, and nearly three-quarters of all companies have reported positive "surprises" relative to expectations. Indeed, at the tail end of May, the S&P broke its own record, reaching heights last seen seven years ago during the heady days of the technology boom -- and this despite another minor overnight sell-off in China. So what happened? It's a case of our friends back at the Old World struggling to explain New World geography in terms they're familiar with -- even if those terms don't quite fit anymore.

      True, most top-down analysts were correct about their predictions of the slowdown of the U.S. economy. In fact, first quarter GDP growth was even worse than had been predicted, registering a paltry 0.6% growth on weak exports and slower corporate capital expenditures. But the experts also continued to use the United States and past economic patterns as a proxy for predicting earnings for U.S.-listed companies. This made perfect sense for the last half of the 20th century, when the United States was the dominant economic power globally and U.S. corporations reflected that strength. But while the United States remains far and away the largest economy, it is simply no longer the sole engine of growth or the fastest. As such, the U.S. economy and economic data are no longer a good proxy for how companies will do. Instead, they may well mislead investors and analysts to underestimate the growth of U.S.-listed companies.

      We have said for the past three years -- for most of this decade, in fact -- that the U.S. markets have been good markets for "stock pickers" in that they have not been either notably frothy or notably flighty (occasional junctures notwithstanding). What is now emerging, we believe, is a global "stock picker" market, but many people are still playing markets rather than stocks. That leaves some markets and many stocks, especially U.S.-listed ones and U.S.-listed growth equities above all, undervalued and less loved than they should be. And that, of course, represents an opportunity to pick and choose quality growth companies while the rest of the investing community focuses their eyes elsewhere.

THE ECONOMY AND MARKETS IN CHINA

      In China, the markets quickly recovered from February's sharp fall with the A-share Shanghai Composite Index rising 20.67%, the H-share gaining 4.81% and the Hang Seng Index up 2.78%. Taiwan was the laggard, falling by 11 basis points. For the fourth time this year, China's central bank raised its reserve ratio (to 11%) to curb excess liquidity and slow loan growth. Foreign exchange reserves for the first quarter of 2007 increased by U.S. $136 billion, already 55% of that in 2006, underpinned by strong exports growth.

      First quarter 2007 GDP growth in China held strong at 11%, while CPI inflation in March was high at 3.3%. The State Council declared that China's economy was not overheating, and that the government was happy about accelerating consumption and household income growth. Stock accounts opened by retail investors are approaching 300,000 per day. The only measure the government has so far adopted is to increase equity supply. It has done this through further initial public offerings, by allowing red chips and large Hong Kong-listed Chinese enterprises to list on the A-share market, and by allowing local institutions to invest in the overseas market through the qualified domestic institutional investor program.

      During the Nation People's Congress, the government reiterated its aim of building a harmonious society and narrowing the gap between rich and poor, approved tax unification and property rights law. Therefore, fiscal policy is geared to increasing expenditure significantly on agriculture, education, medical care, employment and social welfare. We remain positive on Chinese markets, given sound fundamentals such as better-than-expected A-share corporate earnings for 2006 and the first quarter of 2007.

PORTFOLIO MATTERS

      For the six months ending April 30, 2007, the China-U.S. Growth Fund gained 22.25%. During the same period the S&P 500 Index returned 8.60%, and the MSCI Zhong Hua Index(ii) gained 22.21%.

      In the Industrials and Materials sectors, the Fund performed well due to continuous rising production. In the Industrials sector, the Fund, at an average weight of 13.35% was overweight both benchmarks, but outperformed them both. In this sector, the Fund saw strong performances from companies including Suntech Power Holdings Co., Ltd., a manufacturer of photovoltaic cells, China Infrastructure Machinery Holdings Ltd., the third largest wheel loader manufacturer in the Pacific Rim, and China Lotsynergy Holdings Ltd., a provider of online metal trading platforms. In the Materials sector, the Fund, at an average weight of 7.74% was overweight compared to both the U.S. and China benchmarks, but outperformed them. Solid contributors in the Materials sector, included Schnitzer Steel Industries, Inc., one of the largest recyclers of ferrous metals, Companhia Vale do Rio Doce ADR, a global diversified mining company and the second largest mining company in the world, and China National Building Material Co. Ltd., China's largest building materials manufacturer.

      Asian markets saw heavy activity in the Financials sector and the Fund, at an average weight of 14.48% was underweight both benchmarks and showed a mixed performance, outperforming the S&P 500 and underperforming the Zhong Hua.

Several Fund holdings in this sector performed strongly including Intercontinental Exchange Inc., operator of the leading global, electronic marketplace for trading both futures and OTC energy contracts, and China Insurance International Holdings, Company Ltd., a prominent underwriter of all classes of non-life reinsurance. Detractors included Sun Hung Kai Properties Ltd., a major properties developer in Hong Kong.

      The Fund's next largest sector exposure was in Information Technology. At an average weight of 21.89%, the Fund was overweight compared to both the U.S. and China benchmarks, but outperformed them. Our holdings in this sector were bolstered by performances from Memc Electronic Materials, Inc., a leading global supplier of silicon wafers to the semiconductor industry, Atheros Communications, Inc., a prominent developer of semiconductor systems, and Qualcomm, Inc., a global provider of integrated wireless applications and services. Strong performances in this sector compensated for some detractors including ZTE Corp., China's largest telecommunications equipment provider, and BEA Systems, Inc., a global provider of business software.

      In the Consumer Discretionary sector, with an average weighting of 14.39%, the Fund was overweight both benchmarks, and underperformed the Zhong Hua, while outperforming the S&P 500. Stronger returns by companies including Peace Mark Holdings, Ltd., a watch and clock manufacturer, were offset by weaker performers including the global coffee franchise, Starbucks Corp., and the electronics retailer, Circuit City Stores, Inc.

      The Fund's Energy holdings, at an average weight of 7.02%, were underweight to both benchmarks and outperformed both. Contributors included National-Oilwell Varco Inc., a premier oil and gas drilling company, Schlumberger Ltd., the world's leading supplier of technology, project management and information solutions to the oil and gas industry, and Cameco Corp., the world's largest publicly traded uranium company.

IN SUMMARY

      Six months ago, we surmised that braving the waters of the new global economy would provide both challenges and opportunities. Indeed, the first half of the year bore this out and often rewarded the innovative, dynamic companies and investors that embraced those changes. Going forward, we expect more of the same as the global, economic landscape continues to expand and evolve. As the first six months of this fiscal year come to a close, we would like to thank you for continuing to journey with us and entrusting us with your investing needs.

      Respectfully submitted,

      /s/ Daniel C. Chung                               /s/ Zachary Karabell

      Daniel C. Chung                                   Zachary Karabell
      CHIEF INVESTMENT OFFICER                          CHIEF ECONOMIST

----------
(i) Standard & Poor's 500 Index is an index of the 500 largest and most profitable companies in the United States.

(ii) The MSCI Zhong Hua Index is an aggregate of the MSCI Hong Kong Index (a capitalization-weighted index that monitors the performance of stocks from Hong Kong) and the MSCI China Free Index (an unmanaged market capitalization-weighted index of Chinese companies available to non-domestic investors).

      Investors can not invest directly in an index. Index performance does not reflect the deduction for fees, expenses or taxes.

      This report and the financial statements contained herein are submitted for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless proceeded or accompanied by an effective prospectus for the Fund. Fund returns represent the semi-annual period return of Class A shares prior to the deduction of any sales charges. The performance data quoted represents past performance, which is not an indication or guarantee of future results. The investment return and principal value of an investment in a fund will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit us at WWW.ALGER.COM, or call us at (800) 992-3863.

      The views and opinions of the Fund's management in this report are as of the date of the Shareholders letter and are subject to change at any time subsequent to this date. There is no guarantee that any of the assumptions that formed the basis for the opinions stated herein are accurate or that they will materialize. Moreover, the information forming the basis for such assumptions is from sources believed to be reliable, however, there is no guarantee that such information is accurate. Any securities mentioned, whether owned in a fund or otherwise, are considered in the context of the construction of an overall portfolio of securities and therefore reference to them should not be construed as a recommendation or offer to purchase or sell any such security. Inclusion of such securities in a fund and transactions in such securities, if any, may be for a variety of reasons, including without limitation, in response to cash flows, inclusion in a benchmark and risk control. The reference to a specific security should also be understood in such context and not viewed as a statement that the security is a significant holding in a portfolio. Please refer to the Schedule of Investments for each fund which is included in this report for a complete list of fund holdings as of April 30, 2007.

A WORD ABOUT RISK

      Growth stocks tend to be more volatile than other stocks as the price of growth stocks tends to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments. Investing in the stock market involves gains and losses and may not be suitable for all investors. Stocks of small- and mid-sized companies are subject to greater risk than stocks of larger, more established companies owing to such factors as limited liquidity, inexperienced management, and limited financial resources. Investing in foreign securities involves additional risk (including currency risk, risks related to political, social or economic conditions, and risks associated with the Chinese markets, such as increased volatility, limited liquidity, less stringent regulatory and legal system, and lack of industry and country diversification), and may not be suitable for all investors. For a more detailed discussion of the risks associated with a Fund, please see the Fund's Prospectus.

      Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by banks, and are subject to investment risks, including possible loss of principal amount invested.

      Before investing, carefully consider the Fund's investment objective, risks and charges and expenses. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at (800) 992-3863, or visiting our website at WWW.ALGER.COM, or contacting the Fund's distributor, Fred Alger & Company, Incorporated, 111 Fifth Avenue, New York 10003. Member NYSE, SIPC. Read the prospectus carefully before investing.

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
FUND HIGHLIGHTS THROUGH APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

                        HYPOTHETICAL $10,000 INVESTMENT

                            FROM 11/3/03 TO 4/30/07

Ending Value China-U.S. Growth: $20,084

Ending Value S&P 500 Index: $14,781

Ending Value MSCI Zhong Hau Index: $19,695

                                  [LINE GRAPH]

                                 China-U.S.   S&P 500   MSCI Zhong
                                   Growth      Index     Hau Index
               11/3/2003          $ 9,475     $10,000     $10,000
              10/31/2004          $10,470     $10,762     $10,742
              10/31/2005          $12,308     $11,699     $12,098
              10/31/2006          $16,428     $13,612     $16,116
               4/30/2007          $20,084     $14,781     $19,695

The chart above illustrates the change in value of a hypothetical $10,000 investment made in The China-U.S. Growth Fund, with an initial 5.25% maximum sales charge, the S&P 500 Index and the MSCI Zhong Hau Index (unmanaged indices of common stocks) on November 3, 2003, the inception date of The China-U.S. Growth Fund, through April 30, 2007. Figures for The China-U.S. Growth Fund, the S&P 500 Index and the MSCI Zhong Hau Index include reinvestment of dividends.

--------------------------------------------------------------------------------
                             PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                 1       SINCE
                                                               YEAR    INCEPTION
--------------------------------------------------------------------------------
AS OF 4/30/07
   THE CHINA-U.S. GROWTH FUND (INCEPTION 11/3/03)             17.26%     22.11%
   S&P 500 Index                                              15.25%     11.85%
   MSCI Zhong Hau Index                                       29.11%     21.43%

AS OF 3/31/07
   THE CHINA-U.S. GROWTH FUND (INCEPTION 11/3/03)             14.61%     21.13%
   S&P 500 Index                                              11.83%     10.73%
   MSCI Zhong Hau Index                                       31.74%     21.00%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NOT AN INDICATION OR A GUARANTEE OF FUTURE RESULTS. THE FUND'S TOTAL RETURNS INCLUDE CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE GRAPH AND TABLE ABOVE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD HAVE PAID ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL WILL FLUCTUATE AND THE FUND'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WW.ALGER.COM OR CALL US AT
(800) 992-3863.

PORTFOLIO SUMMARY+ (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  VALUE (%)
--------------------------------------------------------------------------------
United States                                                      51.0%
China                                                              12.3
Hong Kong                                                          21.2

                                                                  VALUE (%)
--------------------------------------------------------------------------------
Singapore                                                           3.3%
Taiwan                                                              9.3
Cash and Net Other Assets                                           2.9
--------------------------------------------------------------------------------
                                                                  100.0%
================================================================================

+     BASED ON NET ASSETS.

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--97.1%                                       SHARES         VALUE
--------------------------------------------------------------------------------
UNITED STATES--51.0%

AEROSPACE & DEFENSE--1.9%
BE Aerospace, Inc.*                                        20,850   $   764,153
Boeing Company                                             12,350     1,148,550
--------------------------------------------------------------------------------
                                                                      1,912,703
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--1.0%
Expeditors International of Washington, Inc.               23,300       973,940
--------------------------------------------------------------------------------
BEVERAGES--2.1%
Anheuser-Busch Companies, Inc.                             22,300     1,096,937
PepsiCo, Inc.                                              15,200     1,004,568
--------------------------------------------------------------------------------
                                                                      2,101,505
--------------------------------------------------------------------------------
BIOTECHNOLOGY--1.5%
Amgen Inc.                                                 24,505     1,571,751
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.3%
Goldman Sachs Group, Inc.                                   6,100     1,333,521
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Agrium Inc.                                                30,250     1,171,583
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.1%
Bank of America Corporation                                22,750     1,157,975
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--3.5%
Cisco Systems, Inc.*                                       33,650       899,801
Corning Incorporated*                                      55,700     1,321,204
QUALCOMM Inc.                                              30,300     1,327,140
--------------------------------------------------------------------------------
                                                                      3,548,145
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.6%
Autodesk, Inc.                                             31,500     1,300,005
Memc Electronic Materials, Inc.*                           24,050     1,319,864
--------------------------------------------------------------------------------
                                                                      2,619,869
--------------------------------------------------------------------------------
COMPUTER TECHNOLOGY--1.0%
Atheros Communications*                                    39,100     1,047,489
--------------------------------------------------------------------------------
DRUGS & PHARMACEUTICALS--1.4%
United Therapeutics Corporation*                           25,100     1,403,341
--------------------------------------------------------------------------------
EDUCATION--1.2%
New Oriental Education-SP ADR#                             28,000     1,225,000
--------------------------------------------------------------------------------
ENERGY--.9%
JA Solar Holdings Co. Ltd.*                                38,650       942,673
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.4%
National-Oilwell Varco Inc.*                               16,600     1,408,510
Schlumberger Limited                                       18,350     1,354,780
Suntech Power Holdings Co., Ltd. ADR*#                     46,450     1,685,206
--------------------------------------------------------------------------------
                                                                      4,448,496
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
FINANCE--.6%
Intercontinental Exchange Inc.*                           4,850   $     615,950
--------------------------------------------------------------------------------
FOOD & BEVERAGES--1.5%
Yum! Brands, Inc.                                        25,000       1,546,500
--------------------------------------------------------------------------------
FREIGHT & LOGISTICS--.9%
FedEx Corp.                                               9,200         970,048
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.2%
Home Inns & Hotels Management, Inc.*                     25,400         870,458
Starbucks Corporation*                                   44,850       1,391,247
--------------------------------------------------------------------------------
                                                                      2,261,705
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Procter & Gamble Company                                 24,350       1,565,948
--------------------------------------------------------------------------------
INSURANCE--.9%
American International Group, Inc.                       12,550         877,371
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
eBay Inc.*                                               29,250         992,745
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.3%
Netease.com Inc. ADR*#                                   61,850       1,118,248
SINA Corp.*                                              37,150       1,280,932
--------------------------------------------------------------------------------
                                                                      2,399,180
--------------------------------------------------------------------------------
MACHINERY--1.8%
Joy Global Inc.                                          20,100       1,017,663
Manitowoc Company, Inc.                                  11,900         811,937
--------------------------------------------------------------------------------
                                                                      1,829,600

MEDIA--1.5%
Focus Media Holding Limited ADR*#                        15,100         558,700
News Corporation Cl. A                                   43,900         982,921
--------------------------------------------------------------------------------
                                                                      1,541,621
--------------------------------------------------------------------------------
MEDICAL DEVICES--.5%
Mindray Medical International Limited*                   23,656         544,325
--------------------------------------------------------------------------------
METALS & MINING--5.3%
Cameco Corporation                                       22,150       1,032,633
Companhia Vale do Rio Doce (CVRD) ADR#                   35,050       1,423,380
Freeport-McMoRan Copper & Gold, Inc. Cl. B               11,772         790,608
Schnitzer Steel Industries, Inc. Cl. A                   41,000       2,128,310
--------------------------------------------------------------------------------
                                                                      5,374,931
--------------------------------------------------------------------------------
OIL & GAS--1.3%
Petroleo Brasileiro S. A. ADR#                           12,700       1,285,621
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.0%
Avon Products, Inc.                                      26,200       1,042,760
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.6%
NVIDIA Corporation*                                      23,500   $     772,915
Trident Microsystems, Inc.*                              40,550         860,876
--------------------------------------------------------------------------------
                                                                      1,633,791
--------------------------------------------------------------------------------
UTILITIES--2.1%
Veolia Environnement                                     25,450       2,099,370
--------------------------------------------------------------------------------
TOTAL UNITED STATES
   (Cost $43,534,180)                                                52,039,457
--------------------------------------------------------------------------------
CHINA--10.8%

BUILDING & CONSTRUCTION--.8%
Yangzijiang Shipbuilding Holdings Limited*              936,000         814,154
--------------------------------------------------------------------------------
BUILDING PRODUCTS--.7%
Zhejiang Glass Company Limited                        1,179,000         747,629
--------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT--.7%
ZTE Corporation Cl. H                                   152,000         712,210
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.6%
China National Building Material Company Ltd.*        1,528,000       1,644,849
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
China Shipping Container Lines Company Limited*       2,407,000       1,169,365
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--.9%
Huaneng Power International Class H                     892,000         907,755
--------------------------------------------------------------------------------
INSURANCE--.6%
China Intl Life Insurance Co. Cl. H*                    185,000         578,284
--------------------------------------------------------------------------------
MACHINERY--.6%
Shanghai Zhenhua Port Machinery Co. Ltd.                374,900         634,331
--------------------------------------------------------------------------------
METALS & MINING--1.1%
Yanzhou Coal Company Ltd.                             1,106,617       1,130,406
--------------------------------------------------------------------------------
OIL & GAS--1.2%
China Petroleum & Chemical Corp. (Sinopec)            1,328,000       1,168,092
--------------------------------------------------------------------------------
OIL INDUSTRIALS--.1%
Sany Heavy Industry Co., Ltd.                            34,010         136,375
--------------------------------------------------------------------------------
SOFTWARE--.4%
AGTech Holdings Limited*                              1,800,000         400,417
--------------------------------------------------------------------------------
UTILITIES--1.0%
Guangdong Investment Limited                          1,928,000       1,045,113
--------------------------------------------------------------------------------
TOTAL CHINA
   (Cost $8,952,651)                                                 11,088,980
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
HONG KONG--21.2%

AGRICULTURE--1.3%
Century Sunshine Ecological Technology Holdings
   Limited                                            5,465,000   $   1,362,433
--------------------------------------------------------------------------------
BUILDING PRODUCTS--.4%
China Grand Forestry Resources Group Ltd.             3,662,000         402,631
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION--1.4%
China Communications Construction Company Ltd.*       1,105,000       1,449,440
--------------------------------------------------------------------------------
COMMERCIAL BANKS--1.4%
The Bank of East Asia, Ltd.                             223,200       1,381,116
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--.8%
Minth Group Ltd.                                        754,000         838,651
--------------------------------------------------------------------------------
FINANCIAL SERVICES--2.5%
China Insurance International Holdings Company
   Limited                                              802,000         999,700
China Merchants Bank Co., Ltd.                          345,500         850,736
Industrial and Commercial Bank Of China*              1,349,000         739,877
--------------------------------------------------------------------------------
                                                                      2,590,313
--------------------------------------------------------------------------------
FOOD & BEVERAGES--1.2%
FU JI Food & Catering Services                          414,000       1,267,641
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Peace Mark (Holdings) Limited                         1,290,000       1,451,319
--------------------------------------------------------------------------------
MACHINERY--1.6%
China Infrastructure Machinery Holdings Limited*        838,000       1,600,609
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--1.3%
Shandong Weigao Group Medical Polymer Company
   Limited                                              728,000       1,282,541
--------------------------------------------------------------------------------
METALS--.1%
China Molybdenum Co.*                                    64,000         102,114
--------------------------------------------------------------------------------
REAL ESTATE--1.7%
Cheung Kong (Holdings) Limited                           60,000         782,424
Hang Lung Properties Limited                            316,847         945,860
--------------------------------------------------------------------------------
                                                                      1,728,284
--------------------------------------------------------------------------------
SOFTWARE--1.2%
China Lotsynergy Holdings*                            3,379,956       1,227,213
--------------------------------------------------------------------------------
TRANSPORTATION--.8%
China Shipping Development Company Limited Cl. H        446,000         848,454
--------------------------------------------------------------------------------
UTILITIES--.5%
Hong Kong and China Gas Company Limited                 206,000         491,439
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.6%
China Mobile (Hong Kong) Limited                        396,000       3,617,328
--------------------------------------------------------------------------------
TOTAL HONG KONG
   (Cost $17,525,558)                                                21,641,526
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

COMMON STOCKS--(CONT.)                                   SHARES           VALUE
--------------------------------------------------------------------------------
SINGAPORE--3.3%

APPAREL--1.3%
Hongguo International Holdings Limited                1,678,000   $   1,371,105
--------------------------------------------------------------------------------
MISCELLANEOUS--.8%
Sino-Environment Technology Group Ltd.*                 350,000         797,997
--------------------------------------------------------------------------------
REAL ESTATE--1.2%
CapitaRetail China Trust*                               639,971       1,193,449
--------------------------------------------------------------------------------
TOTAL SINGAPORE
   (Cost $2,527,399)                                                  3,362,551
--------------------------------------------------------------------------------
TAIWAN--9.3%

COMMERCIAL BANKS--.6%
Ta Chong Bank Ltd.                                    2,143,000         653,786
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--.9%
Foxconn Technology Co. Ltd.                              97,000         919,853
--------------------------------------------------------------------------------
CONSUMER PRODUCTS--1.1%
Uni-President Enterprises Corp.                       1,107,000       1,094,689
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.3%
Epistar Corporation                                     288,000         952,209
Tripod Technology Corp.                                 116,000         435,828
--------------------------------------------------------------------------------
                                                                      1,388,037
--------------------------------------------------------------------------------
IT SERVICES--4.0%
Hon Hai Precision Industry Co., Ltd.                    310,000       2,063,871
MediaTek Incorporation                                   89,000       1,118,184
Simplo Technology Co., Ltd.                             188,000         856,086
--------------------------------------------------------------------------------
                                                                      4,038,141
--------------------------------------------------------------------------------
MACHINERY - OIL WELL EQUIPMENT & SERVICES--.7%
Awea Mechantronic Co., Ltd.                             315,000         747,024
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--.7%
Holtek Semiconductor Inc.                               361,000         685,759
--------------------------------------------------------------------------------
TOTAL TAIWAN
   (Cost $8,983,917)                                                  9,527,289
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $81,523,705)                                                97,659,803
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED) APRIL 30, 2007
--------------------------------------------------------------------------------

PARTICIPATION NOTES--1.5%                                SHARES           VALUE
--------------------------------------------------------------------------------
CHINA

AGRICULTURE--.8%
Heilongjiang Agriculture-A P-Note                       634,300   $     794,365
--------------------------------------------------------------------------------
ENGINEERING--.2%
Jinxi Axle Company Limited P-Note                        77,800         241,666
--------------------------------------------------------------------------------
TRANSPORTATION--.5%
Daqin Railway Co., Ltd P-Note*                          264,900         504,833
--------------------------------------------------------------------------------
TOTAL PARTICIPATION NOTES
   (Cost $1,289,859)                                                  1,540,864
--------------------------------------------------------------------------------

                                                      PRINCIPAL
SHORT-TERM INVESTMENTS--2.1%                             AMOUNT
--------------------------------------------------------------------------------
U.S. AGENCY OBLIGATIONS
Federal Home Loan Banks, 4.93%, 5/1/07
   (Cost $2,096,000)                             $    2,096,000       2,096,000
--------------------------------------------------------------------------------

================================================================================
Total Investments
   (Cost $84,909,564) (a)                                  99.2%    101,296,667
--------------------------------------------------------------------------------
Other Assets in Excess of Liabilities                       0.8        843,537
--------------------------------------------------------------------------------
NET ASSETS                                                100.0%  $ 102,140,204
================================================================================

*     NON-INCOME PRODUCING SECURITY.

#     AMERICAN DEPOSITARY RECEIPTS.

(a) AT APRIL 30, 2007, THE NET UNREALIZED APPRECIATION OF INVESTMENTS, BASED ON COST FOR FEDERAL INCOME TAX PURPOSES OF $85,468,062 AMOUNTED TO $15,828,605 WHICH CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION OF $17,004,142 AND AGGREGATE GROSS UNREALIZED DEPRECIATION OF $1,175,537.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -15-

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) APRIL 30, 2007
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (cost $84,909,564),
   see accompanying schedule of investments                    $    101,296,667
Cash                                                                    209,632
Receivable for investment securities sold                               357,279
Receivable for shares of beneficial interest sold                       789,189
Dividends receivable                                                     99,090
Prepaid Expenses                                                         19,386
--------------------------------------------------------------------------------
   Total Assets                                                     102,771,243
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased                             118,833
Payable for shares of beneficial interest redeemed                      312,366
Investment advisory fees payable                                        101,953
Trustees' fees payable                                                    2,540
Accrued expenses                                                         95,347
--------------------------------------------------------------------------------
   Total Liabilities                                                    631,039
--------------------------------------------------------------------------------
NET ASSETS                                                     $    102,140,204
================================================================================

NET ASSETS CONSIST OF:
   Paid in capital                                             $     79,786,225
   Undistributed net investment income (accumulated loss)              (526,968)
   Undistributed net realized gain (accumulated loss)                 6,493,844
   Net unrealized appreciation (depreciation) of investments         16,387,103
--------------------------------------------------------------------------------
NET ASSETS                                                     $    102,140,204
================================================================================
Net Asset Value Per Share                                      $          16.76
================================================================================
Offering Price Per Share                                       $          17.69
================================================================================
SHARES OF BENEFICIAL INTEREST OUTSTANDING--NOTE 6                     6,095,454
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -16-

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
STATEMENT OF OPERATIONS (UNAUDITED) FOR THE SIX MONTHS ENDED APRIL 30, 2007
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income:
   Dividends (net of $2,620 of foreign withholding tax)            $    286,228
   Interest and other income                                             86,456
--------------------------------------------------------------------------------
   Total Income                                                         372,684
--------------------------------------------------------------------------------

EXPENSES:
   Investment advisory fees--Note 3(a)                                  657,872
   Administrative fee--Note 3(a)                                         17,442
   Custodian Fees                                                        50,454
   Shareholder servicing fees--Note 3(f)                                 53,706
   Distribution fees--Note 3(f)                                          58,847
   Trustees fees                                                          4,226
   Professional Fees                                                     25,162
   Printing fees                                                         37,990
   Transfer agent fees and expenses--Note 3(b)                           58,596
   Registration Fees                                                     14,607
   Miscellaneous                                                         21,354
--------------------------------------------------------------------------------
   Total Expenses                                                     1,000,256
--------------------------------------------------------------------------------
   Less fees waiver--Note 3(a)                                         (100,604)
--------------------------------------------------------------------------------
   Net Expenses                                                         899,652
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (526,968)
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain on investments                                      6,769,892
Net realized gain on foreign currency transactions                        3,576
Net change in unrealized appreciation (depreciation)
   on investments and foreign currency translations                  11,259,819
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments
   and foreign currency                                              18,033,287
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 17,506,319
================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -17-

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                              For the        For the
                                                                     six months ended     year ended
                                                                            April 30,    October 31,
                                                                                 2007           2006
                                                                          (unaudited)
-----------------------------------------------------------------------------------------------------
Net investment loss                                                     $    (526,968)  $   (167,343)
Net realized gain on investments and foreign currency transactions          6,773,468     10,205,900
Net change in unrealized appreciation (depreciation)
   on investments, foreign currency translations                           11,259,819      3,319,935
-----------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                       17,506,319     13,358,492
-----------------------------------------------------------------------------------------------------
Distributions to Shareholders from:
   Net realized gains                                                     (10,078,310)    (4,057,743)
-----------------------------------------------------------------------------------------------------
Net increase from shares of beneficial interest
   transactions--Note 6                                                    21,565,043     27,215,916
-----------------------------------------------------------------------------------------------------
      Total increase in net assets                                         28,993,052     36,516,665
Net assets:
   Beginning of year                                                       73,147,152     36,630,487
-----------------------------------------------------------------------------------------------------
   END OF YEAR                                                          $ 102,140,204   $ 73,147,152
=====================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.                                          -18-

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                             For the            For the           For the     November 3,
                                    six months ended         year ended        year ended      2003(i) to
                                      April 30, 2007        October 31,       October 31,     October 31,
                                     (unaudited)(ii)               2006              2005        2004(ii)
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning
   of period                         $         15.57        $     12.99       $     11.05     $     10.00
Net investment loss(iii)                       (0.09)             (0.04)            (0.07)          (0.08)
Net realized and unrealized
   gain on investments and
   foreign currency                             3.30               4.03              2.01            1.13
--------------------------------------------------------------------------------------------------------------
Total from investment operations                3.21               3.99              1.94            1.05
--------------------------------------------------------------------------------------------------------------
Distributions from net
   realized gains                              (2.02)             (1.41)               --              --
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $         16.76        $     15.57       $     12.99     $     11.05
==============================================================================================================
Total return(iv)                               22.25%             33.48%            17.56%          10.50%
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period
      (000's omitted)                $       102,140        $    73,147       $    36,630     $    26,290
==============================================================================================================
   Ratio of expenses to average
      net assets                                2.00%(viii)        2.20%(vii)        2.26%(v)        2.44%(vi)
==============================================================================================================
   Ratio of net investment loss to
      average net assets                       (1.17)%            (0.30)%           (0.56)%         (0.81)%
==============================================================================================================
   Portfolio turnover rate                     67.00%            192.21%           288.53%         267.42%
==============================================================================================================

(i)    COMMENCEMENT OF OPERATIONS.

(ii)   RATIOS HAVE BEEN ANNUALIZED; TOTAL RETURN HAS NOT BEEN ANNUALIZED.

(iii)  AMOUNT WAS COMPUTED BASED ON AVERAGE SHARES OUTSTANDING DURING THE
       PERIOD.

(iv)   DOES NOT REFLECT THE EFFECT OF ANY SALES CHARGES.

(v)    AMOUNT HAS BEEN REDUCED BY 0.51% DUE TO EXPENSE REIMBURSEMENTS.

(vi)   AMOUNT HAS BEEN REDUCED BY 0.43% DUE TO EXPENSE REIMBURSEMENTS.

(vii)  AMOUNT HAS BEEN REDUCED BY 0.16% DUE TO EXPENSE REIMBURSEMENTS.

(viii) AMOUNT HAS BEEN REDUCED BY 0.22% DUE TO EXPENSE REIMBURSEMENTS.

SEE NOTES TO FINANCIAL STATEMENTS.                                          -19-

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND | NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1--GENERAL:
--------------------------------------------------------------------------------

The China-U.S. Growth Fund (the "Fund") is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund's investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager. The Fund's single share class was re-designated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

(a) Investment Valuation--Investments of the Fund are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2007 the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND | NOTES TO FINANCIAL STATEMENTS
                             (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

(b) Securities Transactions and Investment Income--Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Occasionally, dividends are recorded as soon after the ex-dividend date as the Fund, using reasonable diligence, becomes aware of such dividends.

(c) Foreign Currency Translations--The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of Operations.

(d) Dividends to Shareholders--Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are declared and paid annually after the end of the fiscal year in which earned.

The characterization of distributions to shareholders for financial statement purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences. Reclassifications result primarily from the differences in tax treatment of net operating losses and foreign currency transactions. The reclassifications have no impact on the net asset value of the Fund and are designed to present the Fund's capital accounts on a tax basis.

(e) Federal Income Taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided the Fund maintains such compliance, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND | NOTES TO FINANCIAL STATEMENTS
                             (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

(f) Indemnification--The Fund enters into contracts that contain a variety of indemnification provisions. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

(g) Other--These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

(a) Investment Advisory and Administration Fees--Fees incurred by the Fund, pursuant to the provisions of its Investment Advisory Agreement and Administration Agreement with Fred Alger Management Inc. (Alger Management) are payable monthly and computed based on the value of the average daily net assets of the Fund, at the following rates:

      Advisory fee                                                    1.46%
      Administration fee                                              0.04

Prior to September 12, 2006, Alger Management provided both advisory services and administrative services to the Fund pursuant to an investment advisory agreement with the Fund.

Through September 12, 2006, JF International Management, Inc. ("JFIM"), a registered investment adviser, acted as sub-advisor to the Fund under a written sub-advisory agreement with Alger Management. Effective September 20, 2006, Martin Currie, Inc., a registered investment advisor, replaced JFIM as sub-advisor to the Fund under a written sub-advisory agreement with Alger Management.

Effective February 28, 2006, Alger Management established an expense cap for the Fund, whereby it reimbursed the Fund if annualized operating expenses (excluding interest, taxes, brokerage, and extraordinary expenses) exceed 2.20% of average daily net assets. Alger Management has contractually agreed to extend the expense cap through February 28, 2007. As part of the settlement with the New York State Attorney General (see Note 8--Litigation) Alger Management has agreed to reduce its advisory fee to 1.20% for the period from December 1, 2006 through November 30, 2011. For the six months ended April 30, 2007, Alger Management reimbursed/waived fees of the Fund totaling $100,604.

(b) Shareholder Administrative Servicing Fees--The Fund has entered into a shareholder administrative services agreement with Alger Services to compensate Alger Services on a per account basis for its liaison and administrative oversight of Boston Financial Data Services, Inc., the transfer agent for the Fund ("BFDS") and other related services. During the six months ended April 30, 2007, the Fund incurred fees of $7,773 for these services provided by Alger Services.

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND | NOTES TO FINANCIAL STATEMENTS
                             (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

(c) Sales Charges--Purchases of shares of the Fund may be subject to initial sales charges. For the six months ended April 30, 2007, the initial sales charges retained by Fred Alger & Company (the "Distributor"), were approximately $5,890. Sales charges do not represent expenses of the Fund.

(d) Brokerage Commissions--During the six months ended April 30, 2007, the Fund paid Fred Alger & Company, Incorporated ("Alger Inc."), an affiliate of Alger Management, $24,637 in connection with securities transactions.

(e) Trustees' Fees--Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Alger Services. The Fund pays each trustee who is not affiliated with Alger Management or its affiliates an annual fee of $2,000. The chairman of the Board of Trustees receives an additional annual fee of $10,000 which is paid, pro rata, by all funds managed by Alger Management. Additionally, each member of the audit committee receives an additional annual fee of $500 from the Fund.

(f) Distribution/Shareholder Servicing Fees--The Fund has entered into a shareholder servicing agreement with Alger Inc. whereby Alger Inc. provides the Fund with ongoing servicing of shareholder accounts. As compensation for such services, the Fund pays Alger Inc. a monthly fee at an annual rate equal to .25% of the value of the Fund's average daily net assets. The shareholder servicing agreement was terminated on February 28, 2007. On March 1, 2007, the Fund adopted a distribution plan pursuant to which the Fund pays Alger Inc. a fee at the annual rate of .25% of the average daily net assets of the Fund to compensate Alger Inc. for its activities and expenses incurred in distributing the Fund's shares. Fees charged may be more or less than the expenses incurred by Alger Inc.

(g) Other Transactions with Affiliates--Certain directors and officers of the Fund are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 2007, Alger Management and its affiliates owned 730,833 shares of the Fund.

NOTE 4--SECURITIES TRANSACTIONS:
--------------------------------------------------------------------------------

During the six months ended April 30, 2007, purchases and sales of investment securities, excluding short-term securities, aggregated $63,653,912 and $57,782,308, respectively.

Transactions in foreign securities may involve certain considerations and risks not typically associated with those of U.S. companies because of, among other factors, the level of governmental supervision and regulation of foreign security markets, and the possibility of political or economic instability.

NOTE 5--LINE OF CREDIT:
--------------------------------------------------------------------------------

The Fund participates in a committed line of credit with other mutual funds managed by Alger Management. All borrowings have variable interest rates and are payable on demand. The Fund may borrow under such line of credit exclusively for temporary or emergency purposes. For the six months ended April 30, 2007, the Fund had average borrowings of $17,210, with a weighted average interest rate of 5.77%.

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND | NOTES TO FINANCIAL STATEMENTS
                             (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

NOTE 6--SHARE CAPITAL:
--------------------------------------------------------------------------------

The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value. Transactions of shares of beneficial interest were as follows:

--------------------------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED      FOR THE YEAR ENDED
                                 APRIL 30, 2007            OCTOBER 31, 2006
--------------------------------------------------------------------------------
                             SHARES        AMOUNT        SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold                 2,011,483  $  31,823,720   2,119,274   $ 31,308,238
Dividends reinvested          551,695      8,192,670     281,093      3,482,743
Shares redeemed            (1,166,937)   (18,451,347)   (521,355)    (7,575,065)
--------------------------------------------------------------------------------
NET INCREASE                1,396,241  $  21,565,043   1,879,012   $ 27,215,916
================================================================================

The Fund may impose a 2.00% redemption fee on Fund shares redeemed (including shares redeemed by exchange) less than one year after such shares were acquired. The fees retained by the Fund are included as paid-in capital on the Statement of Assets and Liabilities. During the six months ended April 30, 2007 and the year ended October 31, 2006, redemption fees were $33,322 and $29,634, respectively.

NOTE 7--TAX CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS:
--------------------------------------------------------------------------------

The tax character of distributions paid during the six months ended April 30, 2007 and the year ended October 31, 2006 were as follows:

                                            SIX MONTHS ENDED      YEAR ENDED
                                             APRIL 30, 2007    OCTOBER 31, 2006
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
--------------------------------------------------------------------------------
   Ordinary Income                              $  8,336,911        $ 3,828,244
   Long-term capital gain                          1,741,399            229,499
--------------------------------------------------------------------------------
   Total distributions paid                     $ 10,078,310        $ 4,057,743
================================================================================

As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
   Undistributed ordinary income                                    $ 8,336,709
--------------------------------------------------------------------------------
   Undistributed long-term gain                                       1,741,226
--------------------------------------------------------------------------------
   Unrealized appreciation                                          $ 4,848,132
--------------------------------------------------------------------------------

The difference between book basis and tax basis unrealized appreciation is determined annually and is attributable primarily to the tax deferral of losses on wash sales.

NOTE 8--LITIGATION:
--------------------------------------------------------------------------------

Alger Management has responded to inquiries, document requests and/or subpoenas from various regulatory authorities, in connection with their investigations of practices in the mutual fund industry identified as "market timing" and "late trading." On October 11, 2006, Alger Management, Alger Inc. and Alger Shareholder Services, Inc. executed an Assurance of Discontinuance with the Office of the New York State Attorney General ("NYAG"). On January 18, 2007 the Securities and Exchange

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND | NOTES TO FINANCIAL STATEMENTS
                             (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

Commission issued an order implementing settlements reached with Alger Management and Alger Inc. As part of the settlements with the Commission and the NYAG, without admitting or denying liability, the firms paid $30 million to reimburse fund shareholders and a fine of $10 million; and agreed to certain other remedial measures including a reduction in management fees of $1 million per year for five years. The entire $40 million and fee reduction will be available for the benefit of investors. Alger Management has advised the Funds that the settlement has not adversely affected the operations of Alger Management, Alger Inc. or their affiliates, or adversely affected their ability to continue to provide services to the Funds.

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC") in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing concluded that Alger Management and Alger Inc. had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered Alger Management and Alger Inc. to cease and desist from further violations of the WVUSA by engaging in the market-timing related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with Alger Management were served with similar orders. Alger Management and Alger Inc. intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including Alger Management, certain mutual funds managed by Alger Management (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings. In September 2004, consolidated amended complaints involving these cases -- a Consolidated Amended Fund Derivative Complaint (the "Derivative Complaint") and two substantially identical Consolidated Amended Class Action Complaints (together, the "Class Action Complaint") -- were filed in the Maryland federal district court under the caption number 1:04-MD-15863 (JFM). In April 2005, a civil lawsuit involving similar allegations was filed by the West Virginia Attorney General and also transferred to the Maryland District Court, but such lawsuit has since been withdrawn.

The Derivative Complaint alleged (i) violations, by Alger Management and, depending on the specific offense alleged, by Alger Inc. and/or the fund trustee defendants, of Sections 36(a), 36(b), 47, and 48 of the Investment Company Act of 1940, as amended, (the "Investment Company Act") and of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended, breach of fiduciary duty, and breach of contract, (ii) various offenses by other third-party defendants, and (iii) unjust enrichment by all the named defendants. The Class Action Complaint alleged, in addition to the offenses listed above, (i) violations, by Alger Management, Alger Inc., their affiliates, the funds named as defendants, including the Funds, and the current and former fund trustees and officers, of Sections 11, 12(a)(2), and 15 of the Securities Act of 1933, as amended, Sections 10(b) (and Rule 10b-5 thereunder) and 20(a) of the Securities Exchange Act of 1934, as amended, (the "1934 Act"), and Section 34(b)

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND | NOTES TO FINANCIAL STATEMENTS
                             (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

of the Investment Company Act, (ii) breach of contract by the funds named as defendants, and (iii) unjust enrichment of the defendants.

Motions to dismiss the Class Action Complaint and the Derivative Complaint were subsequently filed.

As a result of a series of court orders, all claims in the Class Action Complaint and the Derivative Complaint have been dismissed, other than claims under the 1934 Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc., and certain present and former members of the senior management of Alger Management and/or Alger Inc., and claims under
Section 36(b) of the Investment Company Act against Alger Management, Alger Inc., Alger Associates, Inc. and Alger Shareholder Services, Inc.

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: transaction costs, if applicable, including sales charges (loads) and redemption fees; and ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the six-month period starting November 1, 2006 and ending April 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you would have paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) and redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                EXPENSES PAID
                            BEGINNING           ENDING         DURING THE PERIOD
                          ACCOUNT VALUE      ACCOUNT VALUE   NOVEMBER 1, 2006 TO
                         NOVEMBER 1, 2006   APRIL 30, 2007    APRIL 30, 2007 (b)
--------------------------------------------------------------------------------
Actual                     $  1,000.00       $  1,222.50          $  11.02
Hypothetical(a)               1,000.00          1,014.88              9.99
--------------------------------------------------------------------------------

(a)   5% ANNUAL RETURN BEFORE EXPENSES.

(b) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 2.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PROXY VOTING RESULTS
--------------------------------------------------------------------------------

Special meetings of the funds' shareholders were held on January 17, 2007 and February 14, 2007. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one share held on the record date for the meeting.

PROPOSAL 1 - TO ELECT SIX TRUSTEES OF THE FUND.

HILARY M. ALGER                                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,528,966         99.1%
--------------------------------------------------------------------------------
   Withheld                                                 33,042           .9%
--------------------------------------------------------------------------------
   Total                                                 3,562,008        100.0%
================================================================================

CHARLES F. BAIRD, JR.                                   # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,529,114         99.1%
--------------------------------------------------------------------------------
   Withheld                                                 32,894           .9%
--------------------------------------------------------------------------------
   Total                                                 3,562,008        100.0%
================================================================================

ROGER P. CHEEVER                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,529,114         99.1%
--------------------------------------------------------------------------------
   Withheld                                                 32,894           .9%
--------------------------------------------------------------------------------
   Total                                                 3,562,008        100.0%
================================================================================

LESTER L. COLBERT, JR.                                  # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,529,114         99.1%
--------------------------------------------------------------------------------
   Withheld                                                 32,894           .9%
--------------------------------------------------------------------------------
   Total                                                 3,562,008        100.0%
================================================================================

STEPHEN E. O'NEIL                                       # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,528,966         99.1%
--------------------------------------------------------------------------------
   Withheld                                                 33,042           .9%
--------------------------------------------------------------------------------
   Total                                                 3,562,008        100.0%
================================================================================

NATHAN E. SAINT-AMAND                                   # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   3,528,433         99.1%
--------------------------------------------------------------------------------
   Withheld                                                 33,575           .9%
--------------------------------------------------------------------------------
   Total                                                 3,562,008        100.0%
================================================================================

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

PROPOSAL 2 - TO APPROVE AN INVESTMENT ADVISORY AGREEMENT WITH FRED ALGER MANAGEMENT, INC.

                                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,436,378         68.4%
--------------------------------------------------------------------------------
   Against                                                  35,905          1.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,089,726         30.6%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

PROPOSAL 3 - TO APPROVE A NEW INVESTMENT SUB-ADVISORY AGREEMENT WITH MARTIN CURRIE INC.

                                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,422,717         68.0%
--------------------------------------------------------------------------------
   Against                                                  46,024          1.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,093,268         30.7%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

PROPOSAL 4 - TO APPROVE REVISIONS TO THE FUNDAMENTAL INVESTMENT POLICIES OF THE FUND.

CONVERT THE FUND'S INVESTMENT OBJECTIVE
FROM FUNDAMENTAL TO NON-FUNDAMENTAL                     # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,380,234         66.8%
--------------------------------------------------------------------------------
   Against                                                  85,430          2.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,096,345         30.8%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO BORROWING MONEY                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,379,998         66.8%
--------------------------------------------------------------------------------
   Against                                                  84,013          2.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,097,998         30.8%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO UNDERWRITING                                         # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,394,907         67.2%
--------------------------------------------------------------------------------
   Against                                                  62,760          1.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,104,342         31.0%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

REVISE THE FUNDAMENTAL POLICY RELATING
TO LENDING                                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,378,359         66.8%
--------------------------------------------------------------------------------
   Against                                                  81,410          2.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,102,240         30.9%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO ISSUING SENIOR SECURITIES                            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,374,434         66.7%
--------------------------------------------------------------------------------
   Against                                                  82,815          2.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,104,760         31.0%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO REAL ESTATE                                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,389,762         67.1%
--------------------------------------------------------------------------------
   Against                                                  75,442          2.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,096,805         30.8%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO COMMODITIES                                          # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,397,774         67.3%
--------------------------------------------------------------------------------
   Against                                                  70,158          2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,094,077         30.7%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REVISE THE FUNDAMENTAL POLICY RELATING
TO CONCENTRATION                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,398,955         67.4%
--------------------------------------------------------------------------------
   Against                                                  68,951          1.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,094,103         30.7%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO BOTH PURCHASING SECURITIES ON MARGIN
AND ENGAGING IN SHORT SALES                             # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,374,884         66.7%
--------------------------------------------------------------------------------
   Against                                                  87,037          2.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,100,088         30.9%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

REMOVE THE FUNDAMENTAL POLICY RELATING
TO PLEDGING ASSETS                                      # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,383,969         67.0%
--------------------------------------------------------------------------------
   Against                                                  82,285          2.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,095,755         30.7%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO INVESTMENTS IN OIL, GAS OR OTHER MINERAL
EXPLORATION OR DEVELOPMENT PROGRAMS                     # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,395,899         67.3%
--------------------------------------------------------------------------------
   Against                                                  70,237          2.0%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,095,873         30.7%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

REMOVE THE FUNDAMENTAL POLICY RELATING
TO RELATED TO WRITING OR SELLING STRADDLES
OR SPREADS                                              # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,378,935         66.8%
--------------------------------------------------------------------------------
   Against                                                  86,040          2.4%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,097,034         30.8%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

PROPOSAL 5 - TO APPROVE A NEW DISTRIBUTION PLAN UNDER RULE 12b-1.

                                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,385,671         67.8%
--------------------------------------------------------------------------------
   Against                                                  69,466          1.2%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,106,872         31.0%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

PROPOSAL 6 - TO APPROVE AMENDMENTS TO THE FUND'S AGREEMENT AND DECLARATION OF TRUST.

ELIMINATE THE REQUIREMENT THAT
SHAREHOLDERS APPROVE THE
TERMINATION OF THE FUND                                 # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,361,527         66.3%
--------------------------------------------------------------------------------
   Against                                                 109,997          3.1%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,090,485         30.6%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

--------------------------------------------------------------------------------
THE CHINA-U.S. GROWTH FUND
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

ELIMINATE THE REQUIREMENT THAT SHAREHOLDERS
APPROVE THE LIQUIDATION OF A SERIES OF THE FUND
OR A CLASS OF SHARES OF A SERIES OF THE FUND            # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,369,522         66.5%
--------------------------------------------------------------------------------
   Against                                                 100,745          2.8%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,091,742         30.7%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

ELIMINATE (SUBJECT TO QUALIFICATION) THE
REQUIREMENT THAT SHAREHOLDERS APPROVE
THE REORGANIZATION OF THE FUND OR A SERIES
OF THE FUND                                             # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,359,283         66.2%
--------------------------------------------------------------------------------
   Against                                                 104,215          2.9%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,098,511         30.9%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

ADD A DEMAND REQUIREMENT FOR SHAREHOLDER
DERIVATIVE SUITS                                        # OF VOTES   % OF VOTES
--------------------------------------------------------------------------------
   For                                                   2,375,035         66.7%
--------------------------------------------------------------------------------
   Against                                                  82,660          2.3%
--------------------------------------------------------------------------------
   Abstain/Broker No Votes                               1,104,314         31.0%
--------------------------------------------------------------------------------
   Total                                                 3,562,009        100.0%
================================================================================

PROXY VOTING POLICIES
--------------------------------------------------------------------------------

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the proxy voting record is available, without charge, by calling (800) 254-3796 or online on the Fund's website at http://www.alger.com or on the EDGAR Database on the SEC's website (http://www.sec.gov).

QUARTERLY FUND HOLDINGS
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Fund's website at http://www.chinausgrowthfund.com or on the SEC's web-site at HTTP://WWW.SEC.GOV. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 254-3796.

THE CHINA-U.S. GROWTH FUND
--------------------------------------------------------------------------------
111 Fifth Avenue
New York, NY 10003
(800) 254-3796
www.alger.com

INVESTMENT MANAGER
--------------------------------------------------------------------------------
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
--------------------------------------------------------------------------------
Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266

This report is submitted for the general information of the shareholders of The China-U.S. Growth Fund. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Fund, which contains information concerning the Fund's investment policies, fees and expenses as well as other pertinent information.

GO PAPERLESS WITH ALGER ELECTRONIC DELIVERY SERVICE

Alger is pleased to provide you with the ability to access regulatory materials online. When documents such as prospectuses and annual and semi-annual reports are available, we'll send you an e-mail notification with a convenient link that will take you directly to the fund information on our website. To sign up for this free service, simply enroll at WWW.ICSDELIVERY.COM/ALGER.

[LOGO]
ALGER

CSAR 043007                                                   [SOY INK(TM) LOGO]

[GRAPHIC] Printed on recycled paper

                                     [LOGO]
                                      ALGER

                                                                     CSAR 043007

[GRAPHIC] Printed on recycled paper                           [SOY INK(TM) LOGO]

ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's second fiscal quarter of the period covered by this report that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) (1) Not applicable

(a) (2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(a) (3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The China-U.S. Growth Fund

By:  /s/Dan C. Chung

     Dan C. Chung

     President

Date:  June 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Dan C. Chung

     Dan C. Chung

     President

Date:  June 18, 2007

By:  /s/Michael D. Martins

     Michael D. Martins

     Treasurer

Date:  June 18, 2007